Inventories, net (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventories
Inventory, Gross	¥ 100,215		¥ 93,413
Inventory valuation allowance	(4,787)		(4,087)
Inventories, net	95,428	$ 13,646	89,326
Products
Inventories
Inventory, Gross	98,171		91,631
Packing materials and others
Inventories
Inventory, Gross	¥ 2,044		¥ 1,782